S000090419 [Member] Expense Example - JPMorgan International Hedged Equity Laddered Overlay ETF - JPMorgan International Hedged Equity Laddered Overlay ETF	Feb. 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	$ 653